EARNINGS PER SHARE (EPS) (Tables)	9 Months Ended
Mar. 31, 2023
EARNINGS PER SHARE (EPS)
Schedule of earnings per share

	Three -month period ended		Nine-month period ended
	03/31/2023	03/31/2022	03/31/2023	03/31/2022
Numerator
(Loss) profit for the period (basic EPS)	28,145,878	(6,486,721)	20,487,429	(2,185,491)
(Loss) profit for the period (diluted EPS)	28,145,878	(6,486,721)	20,487,429	(2,185,491)
Denominator
Weighted average number of shares (basic EPS)	62,002,011	41,138,527	62,002,011	41,138,527
Weighted average number of shares (diluted EPS)	63,079,523	41,138,527	63,079,523	41,138,527

Basic loss (Profit) attributable to ordinary equity holders of the parent	0.4540	(0.1577)	0.3304	(0.0531)
Diluted (loss) profit attributable to ordinary equity holders of the parent	0.4462	(0.1577)	0.3248	(0.0531)